Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Statement of cash flows [abstract]
Restricted cash	$ 497	$ 438	$ 397